Commitments and contingencies (FY)- Future Minimum Operating and Capital Lease Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Minimum operating lease payments, 2017	$ 59.3
Minimum operating lease payments, 2018	52.8
Minimum operating lease payments, 2019	39.7
Minimum operating lease payments, 2020	33.5
Minimum operating lease payments, 2021	28.0
Minimum operating lease payments, thereafter	59.3
Minimum operating lease payments, total	272.6
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Minimum capital lease payments, 2017	12.1
Minimum capital lease payments, 2018	12.1
Minimum capital lease payments, 2019	3.2
Minimum capital lease payments, 2020	0.1
Minimum capital lease payments, 2021	0.0
Minimum capital lease payments, thereafter	0.0
Minimum capital lease payments, total	$ 27.5